Share-Based Payments - Schedule of Outstanding Warrants (Details) - Warrants [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Outstanding Warrants [Line Items]
Warrants created	7,410,000	4,060,000
Warrants available for grant	(799,400)	(669,549)
Warrants granted	6,610,600	3,390,451
Warrants terminated or lapsed	(742,077)	(404,983)
Warrants exercised
Total outstanding warrants	5,868,523	2,985,468